Stock-based Compensation (Schedule of Assumptions Used to Value Options) (Details) (Stock Options [Member])	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate	1.82%	1.65%	1.91%
Expected life (in years)	10 years	10 years	6 years 2 months 12 days
Expected volatility	77.78%	78.97%	80.89%
Expected dividend yield	0.00%	0.00%	0.00%